Long-term debt - Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Senior notes	CAD 103	CAD 134
2007 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	6	12
2008 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	36	38
2009 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	10	11
2010 Q1 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	12	25
2010 Q4 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	25	33
2011 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	CAD 14	CAD 15